UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

February 28, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 90.2%

Consumer Discretionary — 11.3%
Amazon.com *	104	$157,294
Aptiv PLC*	124	11,325
AutoZone *	16	10,636
Best Buy	125	9,055
Booking Holdings *	16	32,545
Carnival	310	20,742
CBS, Cl B	192	10,170
Charter Communications, Cl A *	60	20,516
Comcast, Cl A	1,186	42,945
Delphi Technologies PLC	41	1,958
Dollar General	124	11,729
Dollar Tree *	104	10,675
Ford Motor	1,176	12,477
General Motors	396	15,583
Home Depot	296	53,951
Lowe's	252	22,577
McDonald's	204	32,179
Netflix *	132	38,462
Newell Brands	257	6,602
NIKE, Cl B	369	24,734
Omnicom Group	161	12,273
O'Reilly Automotive *	44	10,744
Ross Stores	196	15,306
Starbucks	386	22,041
Target	224	16,892
Tiffany	94	9,498
Time Warner	232	21,567
TJX	209	17,280
Twenty-First Century Fox, Cl A	444	16,348
Ulta Beauty *	33	6,711
VF	177	13,199
Walt Disney	365	37,653
Yum! Brands	135	10,986
		756,653
Consumer Staples — 6.7%
Altria Group	444	27,950
Archer-Daniels-Midland	280	11,626
Coca-Cola	864	37,343
Colgate-Palmolive	281	19,381
Conagra Brands	236	8,527
Constellation Brands, Cl A	53	11,420
Costco Wholesale	96	18,326
CVS Caremark	228	15,442
Dr Pepper Snapple Group	101	11,741
Estee Lauder, Cl A	116	16,059
General Mills	220	11,121
JM Smucker	86	10,862
Kellogg	132	8,738
Kimberly-Clark	124	13,754
Kraft Heinz	128	8,582
Kroger	312	8,461
Molson Coors Brewing, Cl B	88	6,710
Mondelez International, Cl A	349	15,321
Monster Beverage *	156	9,886
PepsiCo	281	30,834
Philip Morris International	380	39,349
Procter & Gamble	557	43,735
Sysco	172	10,260
Tyson Foods, Cl A	113	8,405
Walgreens Boots Alliance	236	16,258
Walmart	324	29,164
		449,255
Energy — 5.1%
Anadarko Petroleum	212	12,092
Apache	168	5,737
Baker Hughes a GE	273	7,207
Chevron	481	53,834
ConocoPhillips	373	20,258
Devon Energy	305	9,354
EOG Resources	221	22,414
Exxon Mobil	1,009	76,423
Halliburton	320	14,854
Kinder Morgan	948	15,358
Marathon Petroleum	188	12,043
Occidental Petroleum	257	16,859
Phillips 66	117	10,573
Pioneer Natural Resources	88	14,980
Schlumberger	373	24,484
Valero Energy	184	16,637
Williams	304	8,439
		341,546
Financials — 14.0%
Aflac	128	11,377
Allstate	140	12,916
American Express	216	21,062
American International Group	232	13,303
Aon PLC	110	15,435
Bank of America	2,505	80,410
Bank of New York Mellon	356	20,303
BB&T	316	17,175
Berkshire Hathaway, Cl B *	435	90,132
BlackRock, Cl A	40	21,977
Brighthouse Financial *	128	6,947
Capital One Financial	172	16,844
Charles Schwab	418	22,162
Chubb	117	16,605
Citigroup	622	46,955
CME Group, Cl A	114	18,942
Discover Financial Services	184	14,505
Goldman Sachs Group	108	28,397
Hartford Financial Services Group	176	9,302
Intercontinental Exchange	160	11,693
JPMorgan Chase	861	99,445
M&T Bank	124	23,540
Marsh & McLennan	213	17,682
MetLife	320	14,781
Morgan Stanley	424	23,753
PNC Financial Services Group	160	25,226
Progressive	277	15,950
Prudential Financial	120	12,758
S&P Global	118	22,632
State Street	185	19,638
SunTrust Banks	332	23,187
Synchrony Financial	382	13,901
T Rowe Price Group	158	17,680
Travelers	96	13,344
US Bancorp	382	20,766
Wells Fargo	1,105	64,542
Willis Towers Watson PLC	68	10,737
		936,004
Health Care — 12.4%
Abbott Laboratories	433	26,123
AbbVie	400	46,332
Aetna	117	20,716

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

February 28, 2018 (Unaudited)(Continued)

Description	Shares	Fair Value
Alexion Pharmaceuticals *	72	$8,456
Allergan PLC	104	16,039
Amgen	188	34,549
Anthem	69	16,241
Baxter International	173	11,728
Becton Dickinson	101	22,424
Biogen *	52	15,027
Boston Scientific *	622	16,956
Bristol-Myers Squibb	452	29,922
Cardinal Health	116	8,028
Celgene *	196	17,076
Cigna	81	15,867
Danaher	185	18,089
Edwards Lifesciences *	105	14,035
Eli Lilly	261	20,102
Express Scripts Holding *	222	16,750
Gilead Sciences	336	26,453
HCA Healthcare	133	13,200
Humana	48	13,047
Illumina *	60	13,681
Incyte *	61	5,195
Intuitive Surgical *	44	18,764
Johnson & Johnson	649	84,292
McKesson	56	8,357
Medtronic PLC	316	25,245
Merck	653	35,406
Mylan *	225	9,072
Pfizer	1,430	51,923
Quest Diagnostics	132	13,603
Regeneron Pharmaceuticals *	24	7,691
Stryker	105	17,027
Thermo Fisher Scientific	101	21,067
UnitedHealth Group	224	50,661
Vertex Pharmaceuticals *	96	15,939
Zimmer Biomet Holdings	105	12,206
Zoetis, Cl A	136	10,997
		828,286
Industrials — 8.9%
3M	137	32,265
American Airlines Group	235	12,748
Boeing	137	49,622
Caterpillar	192	29,690
CSX	329	17,674
Cummins	73	12,276
Deere	105	16,891
Delta Air Lines	224	12,074
Eaton PLC	158	12,751
Emerson Electric	280	19,896
FedEx	78	19,220
Fortive	144	11,059
General Dynamics	80	17,796
General Electric	2,214	31,240
Honeywell International	202	30,524
Illinois Tool Works	153	24,701
Johnson Controls International PLC	345	12,720
Lockheed Martin	66	23,261
Nielsen Holdings PLC	268	8,745
Norfolk Southern	125	17,385
Northrop Grumman	66	23,103
PACCAR	114	8,161
Raytheon	111	24,144
Roper Technologies	64	17,606
Southwest Airlines	177	10,238
Stanley Black & Decker	100	15,919
Union Pacific	202	26,310

United Parcel Service, Cl B	176	18,376
United Technologies	188	25,331
Waste Management	144	12,430
		594,156
Information Technology — 22.7%
Accenture, Cl A	153	24,635
Activision Blizzard	292	21,354
Adobe Systems *	158	33,043
Alphabet, Cl A *	73	80,586
Alphabet, Cl C *	77	85,064
Amphenol, Cl A	148	13,526
Analog Devices	181	16,317
Apple	1,293	230,310
Applied Materials	341	19,638
Autodesk *	122	14,331
Automatic Data Processing	137	15,799
Broadcom	118	29,082
Cisco Systems	1,353	60,587
Cognizant Technology Solutions, Cl A	248	20,341
Corning	420	12,214
DXC Technology	88	9,024
eBay *	313	13,415
Electronic Arts *	173	21,400
Facebook, Cl A *	644	114,839
Fidelity National Information Services	164	15,938
Fiserv *	88	12,618
Hewlett Packard Enterprise	665	12,362
HP	616	14,408
Intel	1,209	59,593
International Business Machines	228	35,529
Intuit	84	14,016
Mastercard, Cl A	191	33,570
Micron Technology *	324	15,814
Microsoft	1,878	176,101
NVIDIA	170	41,140
Oracle	778	39,421
Paychex	173	11,267
PayPal Holdings *	335	26,602
QUALCOMM	442	28,730
salesforce.com *	224	26,040
TE Connectivity	160	16,494
Texas Instruments	321	34,780
Visa, Cl A	424	52,126
Western Digital	104	9,052
		1,511,106
Materials — 2.6%
Air Products & Chemicals	85	13,667
DowDuPont	554	38,945
Ecolab	113	14,741
Freeport-McMoRan, Cl B	568	10,565
LyondellBasell Industries, Cl A	89	9,632
Martin Marietta Materials	68	13,867
Monsanto	128	15,791
Newmont Mining	200	7,640
PPG Industries	108	12,144
Praxair	149	22,313
Sherwin-Williams	36	14,457
		173,762
Real Estate — 2.4%
American Tower, Cl A ‡	137	19,089
AvalonBay Communities ‡	82	12,794
Boston Properties ‡	92	10,936

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

February 28, 2018 (Unaudited)(Concluded)

Description	Shares	Fair Value
Crown Castle International ‡	136	$14,968
Equinix ‡	38	14,900
Equity Residential ‡	228	12,820
Prologis ‡	236	14,320
Public Storage ‡	52	10,111
Simon Property Group ‡	97	14,890
Ventas ‡	212	10,244
Welltower ‡	234	12,285
Weyerhaeuser ‡	332	11,630
		158,987
Telecommunication Services — 1.8%
AT&T	1,607	58,335
CenturyLink	593	10,478
Verizon Communications	1,056	50,413
		119,226
Utilities — 2.3%
American Electric Power	148	9,706
Consolidated Edison	100	7,489
Dominion Energy	125	9,259
Duke Energy	76	5,726
Edison International	112	6,786
Eversource Energy	160	9,120
Exelon	249	9,223
NextEra Energy	84	12,781
PG&E *	165	6,780
Pinnacle West Capital	194	14,929
PPL	276	7,907
Public Service Enterprise Group	216	10,461
Sempra Energy	72	7,847
Southern	245	10,550
WEC Energy Group	225	13,481
Xcel Energy	217	9,392
		151,437

Total Common Stock
(Cost $5,234,882)		6,020,418

Total Investments - 90.2%
(Cost $5,234,882)		$6,020,418

The open futures contracts held by the Fund at February 28, 2018 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Gold	51	Apr-2018	$6,757,481	$6,721,290	$(36,191)
S&P 500 Index E-MINI	5	Mar-2018	665,629	678,600	12,971
			$7,423,110	$7,399,890	$(23,220)

The futures contracts are held by REX Gold Hedged S&P 500 Subsidiary I as of February 28, 2018.

Percentages are based on Net Assets of $6,671,953

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company
S&P — Standard & Poor’s

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments and other instruments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,020,418	$—	$—	$6,020,418
Total Investments in Securities	$6,020,418	$—	$—	$6,020,418

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$12,971	$—	$—	$12,971
Unrealized Depreciation	(36,191)	—	—	(36,191)
Total Other Financial Instruments	$(23,220)	$—	$—	$(23,220)

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended February 28, 2018, there were no Level 3 investments.

Amounts designated as “—“ are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

REX-QH-001-0400

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2018